EMPLOYEE SEVERANCE BENEFITS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Minimum employment period for severance benefit eligibility, years	1 year
Percentage of liability for severance obligations deposited with pension fund	72.00%
Deposits into individual severance fund	$ 683	$ 723
Unfunded liability for employee severance payments, period expense	$ 57	$ (20)	$ 87